Guarantees and Commitments (Contractual financing commitments) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Guarantees [Abstract]
Commitment to sell mortgages or securities	$ 0	$ 6,282
Commitment to purchase or originate mortgages or securities	0	4,249
Commitment to provide capital to investees	63	86
Commitment to provide retail automotive receivables to third parties	0	425
Warehouse and construction lending commitments	187	100
Commitment to fund remaining unused balances on home equity lines of credit	388	411
Unused revolving credit line commitments	$ 1,062	$ 668